Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrealized gain in value of securities available-for-sale, taxes	$ 36,838	$ 4,771	$ (2,291)